INCOME TAX	12 Months Ended
Jun. 30, 2019
INCOME TAX [Abstract]
INCOME TAX
3.	INCOME TAX

	2019	2018	2017
	US$	US$	US$

Recognised in profit or loss
Current income tax:
Current income tax benefit in respect of the current year	—	—	—
Deferred income tax:
Origination and reversal of temporary differences	—	—	—
Income tax expense reported in profit or loss	—	—	—

Reconciliation between tax expense and accounting loss before income tax
Accounting loss before income tax	(9,822,626)	(9,957,817)	(2,639,428)
At the Australian income tax rate of 30% (2017: 27.5%) (2016: 30%)	(2,946,788)	(2,738,400)	(725,843)
Expenditure not allowable for income tax purposes	435,641	612,788	301,266
Income not assessable for income tax purposes	(70,227)	(14,448)	—
Effect of different income tax rate in the United States	1,774,721	(551,859)	(81,129)
Effect of change in income tax rate in Australia	(233,013)	—	216,833
Exchange differences on translation of foreign operations	142,627	105,045	7,236
Adjustments in respect of deferred income tax of previous years	(159,852)	(56,213)	(87,522)
Effect of deferred tax assets not brought to account	1,056,891	2,643,087	369,159
Income tax expense reported in profit or loss	—	—	—

Deferred Tax Assets and Liabilities
Deferred Tax Liabilities:
Accrued interest	3,856	3,292	2,835
Deferred tax assets used to offset deferred tax liabilities	(3,856)	(3,292)	(2,835)
	—	—	—
Deferred Tax Assets:
Accrued expenditures	35,587	25,160	6,640
Exploration and evaluation expenditure- capital allowances (1)	2,649,626	—	—
Tax losses available to offset against future taxable income	3,902,255	5,504,853	2,879,828
Deferred tax assets used to offset deferred tax liabilities	(3,856)	(3,292)	(2,835)
Deferred tax assets not brought to account (2)	(6,583,612)	(5,526,721)	(2,883,633)
	—	—	—

Notes:
(1)
For U.S. income tax purposes, exploration costs are generally capitalised and then amortized for tax purposes unless an election is made to deduct the exploration costs as incurred. On finalisation of its U.S. tax return, the Group did not make such an election for the year ended June 30, 2018, and consequently exploration costs have been treated as capitalised for tax purposes, with deductions available in future periods. This election has no impact on the total deferred tax assets available to the Group at either June 30, 2019 or June 30, 2018.

(2)
The benefit of deferred tax assets not brought to account will only be brought to account if: (a) future assessable income is derived of a nature and of an amount sufficient to enable the benefit to be realised; (b) the conditions for deductibility imposed by tax legislation continue to be complied with; and (c) no changes in tax legislation adversely affect the Group in realising the benefit.